Scope of Consolidation - Summary of Breakdown by Number of Subsidiaries and Associates (Detail) - Companies	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	80	86
Associates accounted for using the equity method [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	16	19
Joint ventures accounted for using the equity method [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	1	1
Subsidiaries consolidated lne- by -line [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	63	66
Italy [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	38	42
Italy [member] | Associates accounted for using the equity method [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	16	19
Italy [member] | Joint ventures accounted for using the equity method [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	1	1
Italy [member] | Subsidiaries consolidated lne- by -line [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	21	22
Outside Italy [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	42	44
Outside Italy [member] | Subsidiaries consolidated lne- by -line [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Companies	42	44